Earnings Per Share - Summary of Earnings Per Share (Detail) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Earnings per share [abstract]
Earnings for the year	£ 244	£ 178	[1]	£ 330	[1]
Non-controlling interest	(2)	(1)	[2]	0	[2]
Earnings attributable to equity shareholders	£ 242	£ 177	[2]	£ 330	[2]
Weighted average number of shares (millions)	738.1	754.1		755.4
Effect of dilutive share options (millions)	3.9	5.0		0.0
Weighted average number of shares (millions) for diluted earnings	742.0	759.1		755.4
Earnings per share (in pence per share)
Basic	£ 32.8	£ 23.5		£ 43.7
Diluted	£ 32.6	£ 23.3		£ 43.7

[1]	Comparative balances have been restated to reflect the move between operating segments.
[2]	Comparative balances have been restated – see Note 1b.